                                                                    May 1, 1999
Dear Shareholder:

  The Zweig Fund's net asset value on March 31, 1999, including the $0.29 distribution paid on January 11, 1999, was virtually unchanged from December 31, 1998. During the same three-month period, the Standard & Poor's 500 Index gained 5.0%, including dividends.

  It is important to note that the S&P 500 does not really reflect the performance of the overall market. Actually the few top stocks in the S&P 500 were responsible for most of the advance. For comparison purposes, the unweighted S&P 500 was up 1.2% while the S&P 500 midcap was down 6.4%. The Value Line Index, which measures the average performance of 1,700 major stocks, also dropped 6.4%. The Russell 2000 Index fell 5.8%.

  You can see by those numbers what kind of market it was. We hold many mid-cap and big-cap value stocks in our portfolio and they have been underperforming for some time. There has been somewhat of a turnaround in that picture recently but that was the market situation from mid-April in 1998 to mid-April this year.

  Out of a universe of 8,000 stocks, about 78% were down from April, 1998 to April, 1999, according to Ned Davis Research. The market was buoyed by some of the big stocks like Microsoft and Dell, both of which we own. However, the average stock just wasn't keeping up.


                             DISTRIBUTION DECLARED

  On March 22, 1999, the Fund announced a distribution of $0.30 per share payable on April 26, 1999, to shareholders of record on April 9, 1999. Including this distribution, our total payout since the Fund's inception is now $14.06.



                                MARKET OUTLOOK

  We seem to be in what used to be called a "Goldilocks economy"--not too cold and not too hot. At this writing, there is no budget deficit, virtually no inflation, low unemployment, steady wages, and a growing but not overheating economy.

  Under these circumstances, price/earning ratios generally go higher, which has been happening for some time. They are currently about the highest in history. As long as the economy continues on its present course, the stock market will probably be okay. But if the economic variables start to deteriorate, we will just have further down to go to get more normal price/earnings levels.

  I am not particularly concerned by Commerce Department figures that the economy expanded by almost 4% last year while profits fell 2.2%. Believe it or not, the market generally does better when profits are moderately weak. That's because such a period usually sees less inflation and lower interest rates.

  With the exception of Russia, the global financial crisis seems to have eased but global economic growth is still weaker than ours, and this has had a market impact. The weak European growth has forced them to cut interest rates by 50 basis points, probably a plus for the world's stock markets.

  Most people do not realize that weak economic growth is not necessarily bad for stocks. Of course that does not apply to individual companies but to the market as a whole. As is the case with profits, too strong economic growth usually ushers in some inflation and rising interest rates. Right now our markets are benefiting from the relatively weak European economic growth.

  With the market focused on a shrinking number of growth stocks and with most stocks declining, some market observers see a similarity to the situation in the 1970's when the steady rise of the so-called "Nifty Fifty" stocks foreshadowed a bear market. While there are some parallels in the current market, there are important differences.

  For one thing, the "Nifty Fifty" were not as solid as people thought at the time. Many of today's big stocks are benefiting from the technological revolution which is far greater than that of the 1970's. What finally derailed that market wasn't the speculation in those stocks. It was a return to higher inflation, higher interest rates, and a tight monetary policy by the Federal Reserve. If we get these conditions, the present market will also go down.

  Although the Fed acknowledges that the economy is stronger than expected and bond yields are creeping higher, I do not think that the Fed will do any tightening in the near term. At least, that's my guess.

  Some market observers believe that the so-called nosebleed valuations of some fast-growing companies are worrisome. I think valuations will keep going up until something happens to these individual companies or higher interest rates hit the entire market. If interest rates and inflation remain low, I think these stocks can move still higher. However, I would be more comfortable if price/earnings ratios were lower.

  A recent market phenomenon is the belief by a lot of traders that momentum is the only yardstick and that traditional fundamentals can be ignored. I strongly disagree. That is not an intelligent way to buy and sell stocks. The straight momentum players will get killed when the market turns.

  Summing up, the market positives include the current economy with low inflation and okay interest rates--the Fed cut three times last fall with no apparent increase on the horizon. Among the negatives, there is some excess speculation in the market and valuations are on the high side but I don't see these as significant problems. Overall, my indicators are slightly positive.


                             PORTFOLIO COMPOSITION

  The composition of the leading industry groups in our portfolio showed little change during the first quarter. On March 31 these sectors included financial services, utilities, technology, telecommunications, retail trade and services, and manufacturing. With the exception of retail trade and services, which replaced oil and oil services, all of the above were in our top ranking at the close of the fourth quarter of 1998.

  In the retail field, our previous holdings appreciated in value and we added three major factors: Sears, Best Buy Company (a retailer of consumer electronics and related equipment with over 300 stores in 36 states), and Claire's Stores (a mall-based retailer of popular-priced teen's fashion items). As oil stocks fell in value, we trimmed the USX-Marathon group and several other positions.

  Our largest individual holdings include General Motors, Microsoft, Morgan Stanley Dean Witter, EMC, Telefonos de Mexico, Allstate, Lucent, Ford, Best Buy, and Burlington Northern. In the above grouping, the only companies new to our portfolio are General Motors and Best Buy.

  Of the above holdings, only Microsoft, Lucent, and Ford were in our top listing at the end of the fourth quarter. Morgan Stanley Dean

Witter and Burlington Northern gained by appreciation. In Telefonos de Mexico, we benefited by appreciation and also added to our position. We also increased our participation in Allstate.

  Among other prominent positions noted at the close of the previous quarter, we have sold out PECO and AT&T and trimmed our holdings in Dell, Daimler Chrysler, Home Depot, Energy East, and MCI Worldcom.

                Sincerely,
                Martin E. Zweig, Ph.D.
                Chairman

                              THE ZWEIG FUND, INC.

                            STATEMENT OF NET ASSETS
                                 March 31, 1999
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         --------- ------------

Common Stocks                                     81.32%
Aerospace & Defense                                1.52%
  B.F. Goodrich & Co. ..................................  174,200  $  5,977,238
  Northrop Corp. .......................................   78,700     4,712,162
                                                                   ------------
                                                                     10,689,400
                                                                   ------------
Apparel Manufacturer                               1.62%
  Liz Claiborne, Inc. ..................................   90,500     2,952,563
  VF Corp. .............................................   89,700     4,232,719
  Warnaco Group, Inc. ..................................  172,900     4,268,469
                                                                   ------------
                                                                     11,453,751
                                                                   ------------
Automotive                                         3.72%
  Daimler Chrysler AG...................................   87,985     7,550,212
  Ford Motor Co. .......................................  153,700     8,722,475
  General Motors Corp. .................................  114,600     9,955,875
                                                                   ------------
                                                                     26,228,562
                                                                   ------------
Biotechnology                                      1.16%
  Amgen, Inc. ..........................................  109,600     8,206,300
                                                                   ------------
Cable & Television                                 0.58%
  Comcast Corp. ........................................   64,700     4,072,056
                                                                   ------------
Chemicals                                          0.66%
  IMC Global, Inc. .....................................  226,900     4,637,269
                                                                   ------------
Consumer Durables                                  1.45%
  Cooper Tire & Rubber Co. .............................  157,800     2,899,575
  Whirlpool Corp. ......................................  134,300     7,302,563
                                                                   ------------
                                                                     10,202,138
                                                                   ------------
Consumer Products                                  1.13%
  Fortune Brands, Inc. .................................  125,300     4,847,544
  Premark International, Inc. ..........................   95,000     3,129,062
                                                                   ------------
                                                                      7,976,606
                                                                   ------------
Consumer Services                                  0.43%
  Service Corp., Inc. ..................................  212,900     3,033,825
                                                                   ------------
Electronics                                        0.41%
  Avnet, Inc. ..........................................   79,700     2,919,013
                                                                   ------------
Engineering & Construction                         0.57%
  Fluor Corp. ..........................................  148,800     4,017,600
                                                                   ------------
Financial Services                                12.91%
  ACE Ltd. .............................................  211,500     6,596,155
  A.G. Edwards & Sons, Inc. ............................  105,600     3,451,800
  Allstate Corp. .......................................  236,100     8,750,456
  Astoria Financial Corp. ..............................  148,300     7,415,000
  Bear Stearns & Co., Inc. .............................  123,229     5,506,796

                                                         Number of
                                                          Shares      Value
                                                         --------- ------------

Financial Services -- (Continued)
  Charter One Financial, Inc. ..........................   80,503  $  2,323,268
  Conseco, Inc. ........................................  184,900     5,708,788
  Dime BanCorp., Inc. ..................................  177,800     4,122,738
  Fidelity National Financial Corp. ....................   96,800     1,452,000
  GATX Corp. ...........................................   72,600     2,391,263
  Hartford Financial Services Group, Inc. ..............  123,600     7,022,025
  Loews Corp. ..........................................   84,200     6,283,425
  Morgan Stanley, Dean Witter, Discover & Co. ..........   93,800     9,374,138
  Old Republic International Corp. .....................  149,250     2,723,813
  PaineWebber Group Inc. ...............................  156,200     6,228,475
  Reliance Group Holdings, Inc. ........................   67,500       510,469
  Reliastar Financial Corp. ............................   67,200     2,864,400
  Ryder Systems, Inc. ..................................  215,500     5,953,185
  Selective Insurance Group, Inc. ......................   48,000       846,000
  UnionBancal Corp. ....................................   45,500     1,549,844
                                                                   ------------
                                                                     91,074,038
                                                                   ------------
Food & Beverage                                    0.80%
  Adolph Coors Co., Class B.............................  104,200     5,626,800
                                                                   ------------
Home Builders & Materials                          0.71%
  Fleetwood Enterprises, Inc. ..........................   89,500     2,561,937
  Kaufman & Broad Home Corp. ...........................  109,400     2,468,338
                                                                   ------------
                                                                      5,030,275
                                                                   ------------
Industrial Services                                0.23%
  Ogden Corp. ..........................................   66,400     1,597,750
                                                                   ------------
Investment Companies                               2.15%
  Blackrock 2001 Term Trust, Inc. ......................   52,600       473,400
  Blackrock Strategic Term Trust, Inc. .................   52,600       483,263
  Central European Equity Fund, Inc. ...................   46,400       559,700
  Emerging Markets Infrastructure Fund, Inc. ...........  199,600     1,621,750
  Emerging Markets Telecommunications Fund, Inc. .......   76,800       715,200
  France Growth Fund, Inc. .............................   64,500       874,781
  Gabelli Equity Trust, Inc. ...........................  106,000     1,258,750
  Gabelli Global Multimedia Trust Fund, Inc. ...........   99,700     1,183,938
  Italy Fund, Inc. .....................................   62,000       933,875
  Mexico Fund, Inc. ....................................  161,100     2,446,706
  Morgan Stanley Emerging Markets Fund, Inc. ...........  121,900     1,165,669
  Portugal Fund, Inc. ..................................   24,000       327,000
  Royce Value Trust, Inc. ..............................  144,155     1,630,753
  Swiss Helvetia Fund, Inc. ............................  107,200     1,507,500
                                                                   ------------
                                                                     15,182,285
                                                                   ------------
Leisure                                            0.34%
  Brunswick Corp. ......................................  126,300     2,407,594
                                                                   ------------
Lodging                                            0.46%
  Starwood Hotels & Resorts.............................  113,000     3,227,563
                                                                   ------------
Manufacturing                                      5.64%
  Borg-Warner Automotive, Inc. .........................   82,600     3,949,312
  Cummins Engine Company, Inc. .........................  110,400     3,926,100
  Dana Corp. ...........................................  190,600     7,242,800
  Dexter Corp. .........................................   36,700     1,156,050

                                                       Number of
                                                        Shares        Value
                                                       ---------   ------------

Manufacturing -- (Continued)
  Ingersoll Rand Co. .................................  105,400    $  5,230,475
  Johnson Controls, Inc. .............................   55,800       3,480,525
  Kennametal, Inc. ...................................   89,700       1,569,750
  Milacron, Inc. .....................................   87,600       1,379,700
  PACCAR, Inc. .......................................   75,900       3,126,131
  Timken Co. .........................................  184,400       2,996,500
  Tyco International Ltd. ............................   79,700       5,718,475
                                                                   ------------
                                                                     39,775,818
                                                                   ------------
Metals & Mining                                  2.99%
  AK Steel Holdings Corp. ............................  201,500       4,546,344
  Alcan Aluminum Ltd. ................................  135,300       3,492,431
  Reynolds Metals Co. ................................  133,600       6,454,550
  USX-U.S. Steel Group................................  279,300       6,563,550
                                                                   ------------
                                                                     21,056,875
                                                                   ------------
Oil & Oil Services                               3.67%
  Ashland, Inc. ......................................  122,300       5,006,656
  Diamond Offshore Drilling, Inc. ....................   50,100       1,584,413
  Santa Fe International Corp. .......................  137,500       2,569,531
  Sunoco, Inc. .......................................  158,100       5,701,481
  Tidewater, Inc. ....................................  113,000       2,923,875
  YPF Sociedad Anonima, ADR...........................  255,900       8,076,844
                                                                   ------------
                                                                     25,862,800
                                                                   ------------
Paper & Forest Products                          1.30%
  Boise Cascade Corp. ................................   97,300       3,137,925
  Georgia Pacific Corp. ..............................   70,700       5,249,475
  Mead Corp. .........................................   25,000         768,750
                                                                   ------------
                                                                      9,156,150
                                                                   ------------
Pharmaceuticals                                  0.83%
  Warner Lambert Co. .................................   88,600       5,864,213
                                                                   ------------
Printing & Publishing                            0.50%
  Knight Ridder, Inc. ................................   69,800       3,490,000
                                                                   ------------
Real Estate Investments Trusts                   0.35%
  Crescent Real Estate Equities Co. ..................   71,200       1,530,800
  Felcor Lodging Trust................................   41,600         964,600
                                                                   ------------
                                                                      2,495,400
                                                                   ------------
Retail Trade & Services                          6.34%
  Best Buy, Inc. .....................................  167,400       8,704,800
  Claire's Stores, Inc. ..............................   87,500       2,635,937
  Home Depot, Inc. ...................................  133,900       8,335,275
  May Department Stores Co. ..........................   35,000       1,369,375
  Pier 1 Imports, Inc. ...............................  354,800       2,882,750
  Sears Roebuck & Co. ................................  175,000       7,907,812
  Supervalu, Inc. ....................................  263,300       5,430,563
  Wal Mart Stores, Inc. ..............................   80,800       7,448,750
                                                                   ------------
                                                                     44,715,262
                                                                   ------------
Technology                                       7.72%
  Applied Materials, Inc. ............................   65,400(a)    4,034,363
  Broadvision, Inc. ..................................   97,000(a)    5,795,750

                                                       Number of
                                                        Shares        Value
                                                       ---------   ------------

Technology -- (Continued)
  Cisco Systems, Inc. ................................   52,700(a) $  5,773,944
  Compaq Computer Corp. ..............................  173,726       5,504,942
  Dell Computer Corp. ................................  204,400(a)    8,354,850
  EMC Corp. ..........................................   70,900(a)    9,057,475
  Intel Corp. ........................................   53,800       6,408,925
  Microsoft Corp. ....................................  105,800(a)    9,482,325
                                                                   ------------
                                                                     54,412,574
                                                                   ------------
Telecommunications                               6.59%
  Lucent Technologies Co. ............................   81,000       8,727,750
  MCI Worldcom, Inc. .................................   89,800(a)    7,952,913
  Nokia Corp. ........................................   48,500(a)    7,553,874
  Tele Norte Leste Participacoes S.A., ADR............  238,700       3,670,013
  Telefonica de Argentina S.A., ADR...................  148,200       4,483,050
  Telefonos de Mexico S.A., ADR.......................  135,400       8,868,700
  Telephone & Data Systems, Inc. .....................   21,800       1,231,700
  Telesp Participacoes S.A., ADR......................  193,600(a)    3,993,000
                                                                   ------------
                                                                     46,481,000
                                                                   ------------
Textiles                                         0.51%
  Armstrong World Industries, Inc. ...................   64,500       2,914,594
  Shaw Industries, Inc. ..............................   35,000         647,500
                                                                   ------------
                                                                      3,562,094
                                                                   ------------
Tobacco                                          0.87%
  RJR Nabisco Holdings Corp. .........................  244,300       6,107,500
                                                                   ------------
Transportation                                   4.32%
  Airborne Freight Corp. .............................  122,900       3,825,263
  Burlington Northern Santa Fe Corp. .................  258,300       8,491,613
  Canadian Pacific Ltd. ..............................  114,700       2,229,481
  CNF Transportation, Inc. ...........................  208,600       7,887,688
  Comair Holdings, Inc. ..............................  173,100       4,089,486
  USFreightways Corp. ................................  118,900       3,908,838
                                                                   ------------
                                                                     30,432,369
                                                                   ------------
Utilities-Electric & Natural Gas                 8.84%
  Central & South West Corp. .........................  120,700       2,828,906
  DTE Energy Co. .....................................  112,000       4,305,000
  Edison International................................  248,200       5,522,450
  Energy East Corp. ..................................  124,900       6,565,056
  Entergy, Inc. ......................................  237,000       6,517,500
  GPU, Inc. ..........................................  187,700       7,003,556
  PG&E Corp. .........................................  238,700       7,414,619
  Pinnacle West Capital Corp. ........................   97,500       3,546,563
  Public Service Co. of New Mexico....................   73,500       1,249,500
  Texas Utilities Co. ................................  175,000       7,295,313
  UniCom Corp. .......................................  216,300       7,908,468
  UtiliCorp United, Inc. .............................   94,500       2,149,875
                                                                   ------------
                                                                     62,306,806
                                                                   ------------
    Total Common Stocks...............................              573,301,686
                                                                   ------------

                                                     Principal
                                                      Amount          Value
                                                    -----------    ------------

United States Government & Agency Obligations 4.35%
  Federal Home Loan Mortgage Corp., 5.125%,
   10/15/2008...................................... $12,100,000    $ 11,502,442
  United States Treasury Notes, 10.75%, 5/15/2003..   4,000,000       4,801,252
  United States Treasury Notes, 6.875%, 5/15/2006..   2,500,000       2,714,063
  United States Treasury Notes, 6.50%,10/15/2006...   3,500,000(b)    3,730,783
  United States Treasury Notes, 6.125%, 8/15/2007..   1,900,000       1,987,282
  United States Treasury Bonds, 7.50%,11/15/2024...     600,000         726,000
  United States Treasury Bonds, 6.50%, 11/15/2026..   3,600,000       3,898,126
  United States Treasury Bonds, 6.375%, 8/15/2027..   1,200,000       1,281,750
                                                                   ------------
    Total United States Government & Agency
     Obligations...................................                  30,641,698
                                                                   ------------
Short-Term Investments                       11.63%
  BP Amoco Capital Corp., 5.00%, 4/1/99............  25,000,000      25,000,000
  General Electric Capital Corp., 4.81%, 4/5/99....  18,500,000      18,490,100
  Gillette Company, 5.00%, 4/1/99..................  25,000,000      25,000,000
  Merrill Lynch & Co., 4.88%, 4/12/99..............  13,500,000      13,479,867
                                                                   ------------
    Total Short-Term Investments...................                  81,969,967
                                                                   ------------

                                                     Number of
                                                     Contracts
                                                    -----------

Net Unrealized Appreciation on Futures Con-
 tracts                                       0.02%
  Standard and Poor's June 1999 Short Futures......          87(c)      193,157
                                                                   ------------

    Total Investments..............................       97.32%    686,106,508
    Cash and Other Assets Less Liabilities.........        2.68%     18,874,386
                                                         ------    ------------
    Net Assets (Equivalent to $11.72 per share
     based on 60,135,623 shares of capital stock
     outstanding)..................................      100.00%   $704,980,894
                                                         ======    ============

                                                     Number of
                                                      Shares
                                                    -----------

Security Sold Short
  W.E.B.S. Index Fund, Inc. -- Mexico Series
   (Proceeds $985,054).............................      71,600    $    944,225
                                                                   ============

--------
(a) Non-income producing security.

(b) Used as collateral on short sales

(c) The market value of short futures was $28,129,275 (representing 3.99% of the Fund's net assets) with a cost of $27,936,118.

                              THE ZWEIG FUND, INC.

                              FINANCIAL HIGHLIGHTS
                                 March 31, 1999
                                  (Unaudited)

                                                               Net Asset Value
                                       Total Net Assets           per share
                                   --------------------------  ----------------
Beginning of period: December 31,
 1998............................                $723,521,130           $ 12.03
 Net investment income...........  $  2,068,906                $  0.03
 Net realized and unrealized
  losses on investments..........    (3,169,805)                 (0.05)
 Dividends from net investment
  income and distributions from
  net long-term and short-term
  capital gains..................   (17,439,337)                 (0.29)
                                   ------------                -------
 Net decrease in net assets/net
  asset value....................                 (18,540,236)            (0.31)
                                                 ------------           -------
End of period: March 31, 1999....                $704,980,894           $ 11.72
                                                 ============           =======

                                KEY INFORMATION

1-800-272-2700  Zweig Shareholder Relations: For general information and literature

(212) 644-2188  The Zweig Fund Hot Line:
                For updates on net asset value, share price, major industry groups and other key information


                               REINVESTMENT PLAN

   Many of you have questions
 about our reinvestment plan. We
 urge shareholders who want to
 take advantage of this plant and
 whose shares are held in "Street
 Name," to consult your broker as
 soon as possible to determine if
 you must change registration
 into your own name to
 participate.

                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and
President

Jeffrey Lazar
Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Christopher M. Capano
Assistant Vice President

Charles H. Brunie
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Investment Adviser
Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022

Fund Administrator
Zweig/Glaser Advisers LLC
900 Third Avenue
New York, New York 10022

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110

Legal Counsel
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

________________________________________________________________________________

  This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation in-tended for use in the purchase of shares of the Fund or any securities men-tioned in this report.

ZF991                                                                 4902-1Q-99


 [LOGO OF ZWEIG FUND]


   QUARTERLY REPORT
 --------------------

    March 31, 1999